NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt forgiveness			$ 66,117
Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense	$ 3,853	$ 789	17,358	552
Accrued Interest			14,150
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest expense	159,654	$ 4,438	425,408	$ 394
Accrued interest	387,651		425,808
Convertible Promissory Notes [Member] | Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Accrued interest	$ 18,003
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt forgiveness			$ 66,117